UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     GERALD S. DODD
Address:

13 File Number: 28-5316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      GERALD S. DODD
Title:     PRESIDENT
Phone:     212 722-3112
Signature, Place and Date of Signing:

    GERALD S. DODD  January 13, 2005


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    5

Form 13F Information Table Value Total:    3683



List of Other Included Managers:

 No.  13F File Number     Name

 01                       NORTHERN ASSET MANAGEMENT (INC

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D DOMINION RES INC COM STK       COMMON STOCK     25746U109      765    11300 SH       SOLE     01           11300        0        0
D DUKE ENERGY CORP COM           COMMON STOCK     264399106      241     9500 SH       SOLE     01            9500        0        0
D FIRST ENERGY CORP COM          COMMON STOCK     337932107      320     8100 SH       SOLE     01            8100        0        0
D P G & E CORPORATION COM        COMMON STOCK     69331C108     1298    39000 SH       SOLE     01           39000        0        0
D TXU CORP COM STK               COMMON STOCK     873168108     1059    16400 SH       SOLE     01           16400        0        0
S REPORT SUMMARY                  5 DATA RECORDS                3683        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED